ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare		26,410,878	20,056,636
Accrued loyalty point program expenses		17,440,601	13,261,223
Accrued commission to third-party distribution partners		10,650,853	7,911,693
Accrued advertisement expense		8,957,787	1,662,040
Tax-related payables		4,014,812	4,014,812
Other accrued expenses		18,356,333	13,702,496
Other payables		10,162,939	10,385,062
Advances and deposits from customers		21,815,833	29,981,078
Business and other taxes		7,326,445	3,948,394
Payable to former shareholders	318,415	1,994,540	1,999,427
Payable for investment in non-consolidated affiliates		2,856,000
Accrued purchase consideration		13,300,000		11,000,000
Contingent purchase consideration		6,900,334
eCoupon program virtual cash liability		48,783,511	20,880,306
Total accrued expenses and other current liabilities	$ 31,937,026	198,970,866	127,803,167